Spin-out transaction of the mining activities - Disclosure of deemed consideration paid for the deemed acquisition of Barolo (Details) - Barolo Ventures Corp [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($) shares
Disclosure Of Spin Out Transaction Of Mining Activities [Line Items]
Common shares of Osisko Development deemed issued	$ 1,751
Number of common shares issued under reverse take over transaction | shares	233,395
Transaction fees	$ 500
Deemed consideration paid	2,251
Net liabilities deemed assumed
Net liabilities of Barolo	(164)
Net cost of listing	$ 2,415